UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21197
                                   811-21300

Name of Fund: WCMA Government Securities Fund
              Master Government Securities Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, WCMA Government Securities Fund and Master Government Securities Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/05

Date of reporting period: 04/01/04 - 03/31/05

Item 1 - Report to Stockholders

                                        WCMA Government
                                        Securities Fund

                                        Annual Report
                                        March 31, 2005

WCMA Government Securities Fund

Important Tax Information

Of the ordinary income distributions paid by WCMA Government Securities Fund during the taxable year ended March 31, 2005, 31.58% was attributable to federal obligations. In calculating the foregoing percentage, Fund expenses have been allocated on a pro rata basis. The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


2           WCMA GOVERNMENT SECURITIES FUND        MARCH 31, 2005

A Letter From the President

Dear Shareholder

Financial markets broadly posted positive returns over the most recent reporting period, with international equities providing some of the most impressive results.

Total Returns as of March 31, 2005                                      6-month         12-month
================================================================================================
U.S. equities (Standard & Poor's 500 Index)                             + 6.88%         + 6.69%
------------------------------------------------------------------------------------------------
Small-cap U.S. equities (Russell 2000 Index)                            + 8.00          + 5.41
------------------------------------------------------------------------------------------------
International equities (MSCI Europe Australasia Far East Index)         +15.13          +15.06
------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers Aggregate Bond Index)                     + 0.47          + 1.15
------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)          + 1.21          + 2.67
------------------------------------------------------------------------------------------------
High yield bonds (Credit Suisse First Boston High Yield Index)          + 3.39          + 7.84
------------------------------------------------------------------------------------------------

The U.S. economy continued to show resilience in the face of the Federal Reserve Board's (the Fed's) continued interest rate hikes and, more recently, higher oil prices. The Fed's measured tightening program brought the federal funds rate to 2.75% by period-end as the central bank continued its campaign to combat emergent inflation. In fact, business costs have been rising, which is beginning to put pressure on corporate profit margins. Consumer prices have been moving up as well, particularly in the areas of gasoline prices, healthcare costs, housing and education.

U.S. equities ended 2004 in a strong rally, but stumbled into negative territory in the first quarter of 2005. On the positive side, corporations have been accelerating their hiring plans, capital spending remains reasonably robust and merger-and-acquisition activity has increased. Offsetting the positives are slowing corporate earnings growth, renewed energy price concerns and the potential for an economic slowdown later this year. International equities, especially in Asia, have benefited from higher economic growth rates. China, in particular, recorded growth of more than 9% in 2004.

In the bond market, long-term interest rates finally began to inch higher while significant increases have been recorded on the short end. This resulted in a flattening of the yield curve throughout much of the current reporting period. At March 31, 2005, the two-year Treasury note yielded 3.80% and the 10-year note yielded 4.50%, a difference of 70 basis points (.70%). This compared to a spread of 151 basis points six months earlier and 226 basis points 12 months ago.

Looking ahead, the environment is likely to be a challenging one for investors, with diversification and selectivity becoming increasingly important themes. With this in mind, we encourage you to meet with your financial advisor to review your goals and asset allocation and to rebalance your portfolio, as necessary, to ensure it remains aligned with your objectives and risk tolerance. As always, we thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                        Sincerely,


                                        /s/ Robert C. Doll, Jr.

                                        Robert C. Doll, Jr.
                                        President and Trustee


            WCMA GOVERNMENT SECURITIES FUND        MARCH 31, 2005              3

A Discussion With Your Fund's Portfolio Manager

      We maintained a relatively conservative approach throughout the year in recognition of rising interest rates, particularly in the short end of the yield curve.

How did the Fund perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended March 31, 2005, WCMA Government Securities Fund's Class 1, Class 2, Class 3 and Class 4 Shares paid shareholders net annualized dividends of .27%, .70%, 1.02% and 1.02%, respectively. For the six-month period ended March 31, 2005, the Fund's Class 1, Class 2, Class 3 and Class 4 Shares paid shareholders net annualized dividends of .50%, 1.11%, 1.43% and 1.43%, respectively. The Fund's seven-day yields as of March 31, 2005 were 1.14% for Class 1, 1.69% for Class 2, 2.01% for Class 3 and 2.01% for Class 4.

The Fund's average portfolio maturity at March 31, 2005 was 41 days, compared to 47 days at September 30, 2004 and 60 days at March 31, 2004.

We continued to employ a barbell strategy throughout the year. This involved emphasizing the very front end of the market (overnight and term financing) for liquidity and initially adding longer-dated securities for yield enhancement and price appreciation. As the Federal Reserve Board (the Fed) embarked on its "measured" monetary tightening campaign in June 2004, short-term interest rates began to rise -- and continued their advance throughout the Fund's fiscal year. This gave us reason to approach longer-dated securities with caution, as their market value tends to suffer more in a rising rate environment. As a result of managing the portfolio's average life and longer-dated holdings, the Fund was able to deliver highly competitive results relative to its peers.

For the most part, the economy remained on solid footing throughout the past 12 months. Gross domestic product (GDP), which grew at an annualized rate of 4.5% in the first quarter of 2004, slowed to 3.3% in the second quarter before increasing to 4% in the third quarter and 3.8% in the fourth quarter. A similar level of GDP growth is expected in the first quarter of 2005. Gains in personal income contributed to GDP growth in 2004, although job creation has not been as robust as in previous economic recoveries.

In the past several months, the major themes have centered on inflation and, in particular, the price of oil. Inflation appeared to pick up at the producer level, although a similar increase was not recorded at the consumer level. Nevertheless, the Fed continued to target higher interest rates to combat inflation expectations, bringing the federal funds rate to 2.75% by period-end. The Fed maintained its commitment to a measured monetary tightening program even in the face of rising oil prices, which many feared could increase inflationary pressures and threaten the economic growth forecasts at certain points throughout the period. However, the oil price shocks were largely absorbed by the markets.

As short-term interest rates rose in symphony with the Fed's rate hikes, long-term interest rates remained stubbornly low, producing what Fed Chairman Alan Greenspan in February described as a "conundrum." The result was a considerable flattening of the yield curve over the past 12 months, with the two-year Treasury yield increasing 220 basis points (2.20%) while the 10-year Treasury yield increased just 65 basis points during the period. Notably, the short end of the curve has remained quite steep, with a 100 basis point spread between three-month and two-year Treasury securities at period-end.

Issuance of Treasury securities continued to increase, largely to fund the significant twin deficits. Notably, the heavy supply continued to be absorbed by foreign interest in holding U.S. assets, despite the declining value of the U.S. dollar. The Treasury has remained prudent in its issuance of bills by adjusting the size of the weekly four-week bill as a cash management tool. In addition, the government's increased collection of both corporate and individual payroll taxes -- coincident with improving employment -- has helped offset the need for additional supply in the short end.

How did you manage the portfolio during the period?

Primarily, our approach to managing the Trust in this rising interest rate environment has been to maintain a relatively short average portfolio maturity.


4           WCMA GOVERNMENT SECURITIES FUND        MARCH 31, 2005

While we continued to manage the Trust by employing a barbelled approach throughout the period, we believed the two-year sector would give up the most ground in a rising interest rate environment. As a result, we did not participate in longer-dated securities and focused primarily on increasing our liquidity profile, namely in repurchase agreements and shorter-dated Treasury issues. We targeted one-year maturities as the fulcrum point of the yield curve and ultimately determined that the six-month to one-year sector offered the best opportunity for yield enhancement and price appreciation. At the short-end, we maintained approximately three-quarters of net assets in repurchase agreements, which comprised primarily overnight and one-week maturities. This sector resets to market rates much quicker than longer-dated securities while also allowing the Fund ample liquidity.

How would you characterize the portfolio's position at the close of the period?

Our positioning at period-end could be best described as "cautious." From a market perspective, the interesting question centers on when the Fed may become more data dependent in determining monetary policy. Consensus expectations at this point are that the Fed will continue its measured approach to rate increases until the federal funds rate reaches a "neutral" level (relative to inflation) in the area of 3.5%. This is likely to take us to at least mid-year, at which point the Fed may pause to consider the impact of its tightening program and evaluate future moves.

While the deficits and the resultant heavy supply are here to stay, the Treasury has made it clear that any measurable increase in new debt will take place further out on the yield curve, particularly in the 10-year area. Given the recent employment situation and increased tax receipts this April (versus April
2004), we anticipate that Treasury bill supply may be reduced at the short end of the yield curve. This would create a steeper curve in the front end as well as lower financing rates for Treasury securities versus other investment vehicles. Still, new issuance should remain fairly robust, mostly in the long end.

Less certain is whether employment will continue to improve and how much of inflation at the producer price level will be passed on to the consumer. We will continue to monitor developments on these fronts, and will look for opportunities to lengthen the portfolio's average maturity if the economy exhibits signs of faltering.

The Trust's portfolio composition, as a percent of net assets, at the end of March and as of our last report to shareholders is detailed below:

--------------------------------------------------------------------------------
                                                          3/31/05        9/30/04
--------------------------------------------------------------------------------
Repurchase Agreements ..........................           75.5%           67.8%
U.S. Government Obligations ....................           23.8            31.8
Other Assets Less Liabilities ..................            0.7             0.4
                                                          ---------------------
Total ..........................................          100.0%          100.0%
                                                          =====================

John Ng
Vice President and Portfolio Manager

April 6, 2005


            WCMA GOVERNMENT SECURITIES FUND        MARCH 31, 2005              5

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on October 1, 2004 and held through March 31, 2005) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                          Expenses Paid
                                                      Beginning           Ending        During the Period*
                                                    Account Value      Account Value    October 1, 2004 to
                                                   October 1, 2004    March 31, 2005      March 31, 2005
==========================================================================================================
Actual
==========================================================================================================
Class 1                                                $1,000           $1,002.50            $7.99
----------------------------------------------------------------------------------------------------------
Class 2                                                $1,000           $1,005.50            $4.95
----------------------------------------------------------------------------------------------------------
Class 3                                                $1,000           $1,007.10            $3.35
----------------------------------------------------------------------------------------------------------
Class 4                                                $1,000           $1,007.10            $3.35
==========================================================================================================
Hypothetical (5% annual return before expenses)**
==========================================================================================================
Class 1                                                $1,000           $1,016.95            $8.05
----------------------------------------------------------------------------------------------------------
Class 2                                                $1,000           $1,020.00            $4.99
----------------------------------------------------------------------------------------------------------
Class 3                                                $1,000           $1,021.59            $3.38
----------------------------------------------------------------------------------------------------------
Class 4                                                $1,000           $1,021.59            $3.38
----------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.60% for Class 1, .99% for Class 2, .67% for Class 3 and .67% for Class 4), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.


6           WCMA GOVERNMENT SECURITIES FUND        MARCH 31, 2005

Statement of Assets and Liabilities              WCMA Government Securities Fund

As of March 31, 2005
=================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------
                       Investment in Master Government Securities Trust (the
                        "Trust"), at value (identified cost--$411,662,818) ...                      $ 411,153,982
                       Prepaid expenses ......................................                             46,575
                                                                                                    -------------
                       Total assets ..........................................                        411,200,557
                                                                                                    -------------
=================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------
                       Payables:
                          Administrator ......................................    $      75,770
                          Distributor ........................................           72,789
                          Other affiliates ...................................            6,990           155,549
                                                                                  -------------
                       Accrued expenses ......................................                             70,042
                                                                                                    -------------
                       Total liabilities .....................................                            225,591
                                                                                                    -------------
=================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------
                       Net assets ............................................                      $ 410,974,966
                                                                                                    =============
=================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------
                       Class 1 Shares of beneficial interest, $.10 par value,
                        unlimited number of shares authorized ................                      $   1,673,782
                       Class 2 Shares of beneficial interest, $.10 par value,
                        unlimited number of shares authorized ................                         11,984,625
                       Class 3 Shares of beneficial interest, $.10 par value,
                        unlimited number of shares authorized ................                         19,342,277
                       Class 4 Shares of beneficial interest, $.10 par value,
                        unlimited number of shares authorized ................                          8,147,696
                       Paid-in capital in excess of par ......................                        370,335,422
                       Unrealized depreciation allocated from the Trust--net .                           (508,836)
                                                                                                    -------------
                       Net Assets ............................................                      $ 410,974,966
                                                                                                    =============
=================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------
                       Class 1--Based on net assets of $16,717,544 and 16,737,822
                        shares of beneficial interest outstanding ............                      $        1.00
                                                                                                    =============
                       Class 2--Based on net assets of $119,717,645 and 119,846,249
                        shares of beneficial interest outstanding ............                      $        1.00
                                                                                                    =============
                       Class 3--Based on net assets of $193,195,369 and 193,422,770
                        shares of beneficial interest outstanding ............                      $        1.00
                                                                                                    =============
                       Class 4--Based on net assets of $81,344,408 and 81,476,963
                        shares of beneficial interest outstanding ............                      $        1.00
                                                                                                    =============

      See Notes to Financial Statements.


            WCMA GOVERNMENT SECURITIES FUND        MARCH 31, 2005              7

Statement of Operations                          WCMA Government Securities Fund

For the Year Ended March 31, 2005
=================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------
                       Interest ..............................................                      $      20,129
                       Net investment income allocated from the Trust:
                          Interest (includes $369,758 from affiliates) and
                           amortization of premium and discount earned .......                          7,553,343
                          Expenses ...........................................                         (1,141,606)
                                                                                                    -------------
                       Total income ..........................................                          6,431,866
                                                                                                    -------------
=================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------
                       Administration fees ...................................    $   1,153,881
                       Account maintenance and distribution fees--Class 2 ....          789,371
                       Account maintenance and distribution fees--Class 3 ....          767,706
                       Account maintenance and distribution fees--Class 4 ....          444,257
                       Registration fees .....................................          362,021
                       Account maintenance and distribution fees--Class 1 ....          186,972
                       Printing and shareholder reports ......................           38,808
                       Professional fees .....................................           23,805
                       Offering costs ........................................           18,227
                       Transfer agent fees--Class 3 ..........................           10,339
                       Transfer agent fees--Class 4 ..........................            6,044
                       Transfer agent fees--Class 2 ..........................            5,870
                       Transfer agent fees--Class 1 ..........................              938
                       Other .................................................           16,425
                                                                                  -------------
                       Total expenses before waiver and reimbursement ........        3,824,664
                       Waiver and reimbursement of expenses ..................       (1,402,909)
                                                                                  -------------
                       Total expenses after waiver and reimbursement .........                          2,421,755
                                                                                                    -------------
                       Investment income--net ................................                          4,010,111
                                                                                                    -------------
=================================================================================================================
Realized & Unrealized Gain (Loss) Allocated from the Trust--Net
-----------------------------------------------------------------------------------------------------------------
                       Realized gain--net ....................................                                523
                       Change in unrealized depreciation--net ................                           (458,656)
                                                                                                    -------------
                       Total realized and unrealized loss--net ...............                           (458,133)
                                                                                                    -------------
                       Net Increase in Net Assets Resulting from Operations ..                      $   3,551,978
                                                                                                    =============

      See Notes to Financial Statements.


8           WCMA GOVERNMENT SECURITIES FUND        MARCH 31, 2005

Statements of Changes in Net Assets              WCMA Government Securities Fund

                                                                                        For the Year Ended
                                                                                             March 31,
                                                                                  -------------------------------
Increase (Decrease) in Net Assets:                                                    2005              2004
=================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------
                       Investment income--net ................................    $   4,010,111     $   1,319,470
                       Realized gain--net ....................................              523            17,972
                       Change in unrealized depreciation--net ................         (458,656)          (50,180)
                                                                                  -------------------------------
                       Net increase in net assets resulting from operations ..        3,551,978         1,287,262
                                                                                  -------------------------------
=================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------
                       Investment income--net:
                          Class 1 ............................................          (45,741)           (4,498)
                          Class 2 ............................................         (802,254)         (130,640)
                          Class 3 ............................................       (2,069,332)         (722,881)
                          Class 4 ............................................       (1,092,784)         (461,453)
                       Realized gain--net:
                          Class 1 ............................................              (21)             (658)
                          Class 2 ............................................             (124)           (4,641)
                          Class 3 ............................................             (231)           (8,056)
                          Class 4 ............................................             (147)           (4,617)
                                                                                  -------------------------------
                       Net decrease in net assets resulting from dividends and
                        distributions to shareholders ........................       (4,010,634)       (1,337,444)
                                                                                  -------------------------------
=================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------
                       Net increase (decrease) in net assets derived from
                        beneficial interest transactions .....................     (129,873,585)      541,257,315
                                                                                  -------------------------------
=================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------
                       Total increase (decrease) in net assets ...............     (130,332,241)      541,207,133
                       Beginning of year .....................................      541,307,207           100,074
                                                                                  -------------------------------
                       End of year ...........................................    $ 410,974,966     $ 541,307,207
                                                                                  ===============================

      See Notes to Financial Statements.


            WCMA GOVERNMENT SECURITIES FUND        MARCH 31, 2005              9

Financial Highlights                             WCMA Government Securities Fund

                                                                                              Class 1
                                                                           --------------------------------------------
                                                                              For the Year Ended        For the Period
                                                                                   March 31,            March 20, 2003+
The following per share data and ratios have been derived                  --------------------------    to March 31,
from information provided in the financial statements.                       2005              2004          2003
=======================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ............   $   1.00          $   1.00          $   1.00
                                                                           --------------------------------------------
                       Investment income--net ..........................      .0027             .0004             .0003
                       Realized and unrealized gain (loss)--net ........     (.0012)           (.0002)            .0002
                                                                           --------------------------------------------
                       Total from investment operations ................      .0015             .0002             .0005
                                                                           --------------------------------------------
                       Less dividends and distributions:
                        Investment income--net .........................     (.0027)           (.0004)           (.0003)
                        Realized gain--net .............................         --*           (.0001)               --
                                                                           --------------------------------------------
                       Total dividends and distributions ...............     (.0027)           (.0005)           (.0003)
                                                                           --------------------------------------------
                       Net asset value, end of period ..................   $   1.00          $   1.00          $   1.00
                                                                           ============================================
=======================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------
                       Total investment return .........................        .27%              .05%              .05%
                                                                           ============================================
=======================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------
                       Total expenses, net of waiver and reimbursement**       1.41%             1.09%              .02%
                                                                           ============================================
                       Total expenses** ................................       1.60%             1.58%              .02%
                                                                           ============================================
                       Total investment income and realized gain--net ..        .24%              .04%              .03%
                                                                           ============================================
=======================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ........   $ 16,718          $ 22,260          $     25
                                                                           ============================================

+     Effective date of the Fund's registration.
*     Amount is less than $(.0001) per share.
**    Includes the Fund's share of the Trust's allocated expenses.

      See Notes to Financial Statements.


10          WCMA GOVERNMENT SECURITIES FUND        MARCH 31, 2005

Financial Highlights (continued)                 WCMA Government Securities Fund

                                                                                             Class 2
                                                                           --------------------------------------------
                                                                              For the Year Ended        For the Period
                                                                                   March 31,            March 20, 2003+
The following per share data and ratios have been derived                  --------------------------    to March 31,
from information provided in the financial statements.                       2005              2004          2003
=======================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ............   $   1.00          $   1.00          $   1.00
                                                                           --------------------------------------------
                       Investment income--net ..........................      .0070             .0015             .0003
                       Realized and unrealized gain (loss)--net ........     (.0011)           (.0001)            .0002
                                                                           --------------------------------------------
                       Total from investment operations ................      .0059             .0014             .0005
                                                                           --------------------------------------------
                       Less dividends and distributions:
                        Investment income--net .........................     (.0070)           (.0015)           (.0003)
                        Realized gain--net .............................         --*           (.0001)               --
                                                                           --------------------------------------------
                       Total dividends and distributions ...............     (.0070)           (.0016)           (.0003)
                                                                           --------------------------------------------
                       Net asset value, end of period ..................   $   1.00          $   1.00          $   1.00
                                                                           ============================================
=======================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------
                       Total investment return .........................        .70%              .16%              .05%
                                                                           ============================================
=======================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------
                       Total expenses, net of waiver and reimbursement**        .98%              .97%              .02%
                                                                           ============================================
                       Total expenses** ................................       1.28%             1.26%              .02%
                                                                           ============================================
                       Total investment income and realized gain--net ..        .68%              .15%              .03%
                                                                           ============================================
=======================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ........   $119,718          $137,566          $     25
                                                                           ============================================

+     Effective date of the Fund's registration.
*     Amount is less than $(.0001) per share.
**    Includes the Fund's share of the Trust's allocated expenses.

      See Notes to Financial Statements.


            WCMA GOVERNMENT SECURITIES FUND        MARCH 31, 2005             11

Financial Highlights (continued)                 WCMA Government Securities Fund

                                                                                             Class 3
                                                                           --------------------------------------------
                                                                              For the Year Ended        For the Period
                                                                                   March 31,            March 20, 2003+
The following per share data and ratios have been derived                  --------------------------    to March 31,
from information provided in the financial statements.                       2005              2004          2003
=======================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ............   $   1.00          $   1.00          $   1.00
                                                                           --------------------------------------------
                       Investment income--net ..........................      .0102             .0047             .0003
                       Realized and unrealized gain (loss)--net ........     (.0010)           (.0001)            .0002
                                                                           --------------------------------------------
                       Total from investment operations ................      .0092             .0046             .0005
                                                                           --------------------------------------------
                       Less dividends and distributions:
                        Investment income--net .........................     (.0102)           (.0047)           (.0003)
                        Realized gain--net .............................         --*           (.0001)               --
                                                                           --------------------------------------------
                       Total dividends and distributions ...............     (.0102)           (.0048)           (.0003)
                                                                           --------------------------------------------
                       Net asset value, end of period ..................   $   1.00          $   1.00          $   1.00
                                                                           ============================================
=======================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------
                       Total investment return .........................       1.03%              .48%              .05%
                                                                           ============================================
=======================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------
                       Total expenses, net of waiver and reimbursement**        .66%              .65%              .02%
                                                                           ============================================
                       Total expenses** ................................        .98%              .96%              .02%
                                                                           ============================================
                       Total investment income and realized gain--net ..       1.01%              .48%              .03%
                                                                           ============================================
=======================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ........   $193,195          $224,278          $     25
                                                                           ============================================

+     Effective date of the Fund's registration.
*     Amount is less than $(.0001) per share.
**    Includes the Fund's share of the Trust's allocated expenses.

      See Notes to Financial Statements.


12          WCMA GOVERNMENT SECURITIES FUND        MARCH 31, 2005

Financial Highlights (concluded)                 WCMA Government Securities Fund

                                                                                             Class 4
                                                                           --------------------------------------------
                                                                              For the Year Ended        For the Period
                                                                                   March 31,            March 20, 2003+
The following per share data and ratios have been derived                  --------------------------    to March 31,
from information provided in the financial statements.                       2005              2004          2003
=======================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ............   $   1.00          $   1.00          $   1.00
                                                                           --------------------------------------------
                       Investment income--net ..........................      .0102             .0047             .0003
                       Realized and unrealized gain--net ...............     (.0012)               --*            .0002
                                                                           --------------------------------------------
                       Total from investment operations ................      .0090             .0047             .0005
                                                                           --------------------------------------------
                       Less dividends and distributions:
                        Investment income--net .........................     (.0102)           (.0047)           (.0003)
                        Realized gain--net .............................         --**              --**              --
                                                                           --------------------------------------------
                       Total dividends and distributions ...............     (.0102)           (.0047)           (.0003)
                                                                           --------------------------------------------
                       Net asset value, end of period ..................   $   1.00          $   1.00          $   1.00
                                                                           ============================================
=======================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------
                       Total investment return .........................       1.03%              .47%              .05%
                                                                           ============================================
=======================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------
                       Total expenses, net of waiver and reimbursement***       .66%              .65%              .02%
                                                                           ============================================
                       Total expenses*** ...............................        .97%              .96%              .02%
                                                                           ============================================
                       Total investment income and realized gain--net ..        .91%              .48%              .03%
                                                                           ============================================
=======================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ........   $ 81,344          $157,203          $     25
                                                                           ============================================

+     Effective date of the Fund's registration.
*     Amount is less than $.0001 per share.
**    Amount is less than $(.0001) per share.
***   Includes the Fund's share of the Trust's allocated expenses.

      See Notes to Financial Statements.


            WCMA GOVERNMENT SECURITIES FUND        MARCH 31, 2005             13

Notes to Financial Statements                    WCMA Government Securities Fund

1. Significant Accounting Policies:

WCMA Government Securities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Government Securities Trust (the "Trust"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Trust owned by the Fund at March 31, 2005 was 43.9%. The Fund is divided into four classes, designated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4 share represents interests in the same assets of the Fund and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to account maintenance and the distribution of such shares and the additional incremental transfer agency costs resulting from the conversion of shares and have exclusive voting with respect to matters relating to such account maintenance and distribution expenditures. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investments in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own income and expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(f) Investment transactions -- Investment transactions in the Trust are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of ..25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has adopted a Distribution Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, receives account maintenance and distribution fees from the Fund. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

--------------------------------------------------------------------------------
                                                       Account      Distribution
                                                   Maintenance Fee      Fee
--------------------------------------------------------------------------------
Class 1 .................................               .25%            .75%
Class 2 .................................               .25%           .425%
Class 3 .................................               .25%           .125%
Class 4 .................................               .25%           .125%
--------------------------------------------------------------------------------

The ongoing account maintenance fee compensates MLPF&S for providing account maintenance services to shareholders. The ongoing distribution fee compensates MLPF&S for providing shareholder and distribution related services to shareholders. The Fund has entered into a contractual arrangement with FAM and MLPF&S to waive and/or reimburse a portion of the Fund's fees and expenses to ensure that the net expenses for the Fund's Class 2 Shares is .32% higher than


14          WCMA GOVERNMENT SECURITIES FUND        MARCH 31, 2005

Notes to Financial Statements (continued)        WCMA Government Securities Fund

that of CMA Government Securities Fund, and Class 3 and Class 4 Shares is equal to that of CMA Government Securities Fund. The fee/expense waiver or reimbursement includes account maintenance and distribution fees. This arrangement has a one-year term and is renewable. The Distributor has voluntarily agreed to waive a portion of its distribution fees in order to ensure that each class of shareholders receive a positive yield on each daily dividend. For the year ended March 31, 2005, FAM and MLPF&S have earned $1,153,881 and $2,188,306, respectively, of which $1,402,909 was waived and/or reimbursed.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent. Interest is earned by the Fund from FDS based on the difference, if any, between estimated and actual daily beneficial share activity, which results in uninvested net proceeds from sales of Fund shares.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Beneficial Interest Transactions:

Net increase (decrease) in net assets derived from beneficial interest transactions was $(129,873,585) and $541,257,315 for the years ended March 31, 2005 and March 31, 2004, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class 1 Shares for the Year                                          Dollar
Ended March 31, 2005                            Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................         166,331,085      $   166,331,085
Shares issued to shareholders
   in reinvestment of dividends
   and distributions .................              45,759               45,759
                                           ------------------------------------
Total issued .........................         166,376,844          166,376,844
Shares redeemed ......................        (171,902,807)        (171,902,807)
                                           ------------------------------------
Net decrease .........................          (5,525,963)     $    (5,525,963)
                                           ====================================

--------------------------------------------------------------------------------
Class 1 Shares for the Year                                          Dollar
Ended March 31, 2004                            Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................         129,156,599      $   129,156,599
Shares issued to shareholders
   in reinvestment of dividends
   and distributions .................               5,155                5,155
Shares issued in connection
   with the bulk transfer of
   WCMA shareholder assets ...........          24,197,893           24,197,893
                                           ------------------------------------
Total issued .........................         153,359,647          153,359,647
Shares redeemed ......................        (131,120,880)        (131,120,880)
                                           ------------------------------------
Net increase .........................          22,238,767      $    22,238,767
                                           ====================================

--------------------------------------------------------------------------------
Class 2 Shares for the Year                                          Dollar
Ended March 31, 2005                            Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................         674,997,471      $   674,997,471
Shares issued to shareholders
   in reinvestment of dividends
   and distributions .................             802,382              802,382
                                           ------------------------------------
Total issued .........................         675,799,853          675,799,853
Shares redeemed ......................        (693,537,095)        (693,537,095)
                                           ------------------------------------
Net decrease .........................         (17,737,242)     $   (17,737,242)
                                           ====================================

--------------------------------------------------------------------------------
Class 2 Shares for the Year                                          Dollar
Ended March 31, 2004                            Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................         451,353,350      $   451,353,350
Shares issued to shareholders
   in reinvestment of dividends
   and distributions .................             135,249              135,249
Shares issued in connection
   with the bulk transfer of
   WCMA shareholder assets ...........         153,348,889          153,348,889
                                           ------------------------------------
Total issued .........................         604,837,488          604,837,488
Shares redeemed ......................        (467,279,015)        (467,279,015)
                                           ------------------------------------
Net increase .........................         137,558,473      $   137,558,473
                                           ====================================

--------------------------------------------------------------------------------
Class 3 Shares for the Year                                          Dollar
Ended March 31, 2005                            Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................       1,265,546,454      $ 1,265,546,454
Shares issued to shareholders
   in reinvestment of dividends
   and distributions .................           2,069,563            2,069,563
                                           ------------------------------------
Total issued .........................       1,267,616,017        1,267,616,017
Shares redeemed ......................      (1,298,496,734)      (1,298,496,734)
                                           ------------------------------------
Net decrease .........................         (30,880,717)     $   (30,880,717)
                                           ====================================

--------------------------------------------------------------------------------
Class 3 Shares for the Year                                          Dollar
Ended March 31, 2004                            Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................       1,097,426,217      $ 1,097,426,217
Shares issued to shareholders in
   reinvestment of dividends
   and distributions .................             730,937              730,937
Shares issued in connection
   with the bulk transfer of
   WCMA shareholder assets ...........         232,545,615          232,545,615
                                           ------------------------------------
Total issued .........................       1,330,702,769        1,330,702,769
Shares redeemed ......................      (1,106,424,301)      (1,106,424,301)
                                           ------------------------------------
Net increase .........................         224,278,468      $   224,278,468
                                           ====================================


            WCMA GOVERNMENT SECURITIES FUND        MARCH 31, 2005             15

Notes to Financial Statements (concluded)        WCMA Government Securities Fund

--------------------------------------------------------------------------------
Class 4 Shares for the Year                                          Dollar
Ended March 31, 2005                            Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................       1,007,657,082      $ 1,007,657,082
Shares issued to shareholders
   in reinvestment of dividends
   and distributions .................           1,092,931            1,092,931
                                           ------------------------------------
Total issued .........................       1,008,750,013        1,008,750,013
Shares redeemed ......................      (1,084,479,676)      (1,084,479,676)
                                           ------------------------------------
Net decrease .........................         (75,729,663)     $   (75,729,663)
                                           ====================================

--------------------------------------------------------------------------------
Class 4 Shares for the Year                                          Dollar
Ended March 31, 2004                            Shares               Amount
--------------------------------------------------------------------------------
Shares sold ..........................         842,090,508      $   842,090,508
Shares issued to shareholders
   in reinvestment of dividends
   and distributions .................             466,070              466,070
Shares issued in connection
   with the bulk transfer of
   WCMA shareholder assets ...........         168,910,427          168,910,427
                                           ------------------------------------
Total issued .........................       1,011,467,005        1,011,467,005
Shares redeemed ......................        (854,285,398)        (854,285,398)
                                           ------------------------------------
Net increase .........................         157,181,607      $   157,181,607
                                           ====================================

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended March 31, 2005 and March 31, 2004 were as follows:

--------------------------------------------------------------------------------
                                               3/31/2005            3/31/2004
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ....................     $     4,010,634      $     1,329,878
  Net long-term capital gains ........                  --                7,566
                                           ------------------------------------
Total taxable distributions ..........     $     4,010,634      $     1,337,444
                                           ====================================

As of March 31, 2005, there were no significant differences between the book and tax components of net assets.

5. Capital Loss Carryforward:

On March 31, 2005, the Fund had a net capital loss carryforward of $909, all of which expires in 2013. This amount will be available to offset like amounts of any future taxable gains.

Report of Independent Registered Public Accounting Firm

                                                 WCMA Government Securities Fund

To the Shareholders and Board of Trustees of WCMA Government Securities Fund:

We have audited the accompanying statement of assets and liabilities of WCMA Government Securities Fund as of March 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WCMA Government Securities Fund as of March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the respective periods then ended, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
May 20, 2005


16          WCMA GOVERNMENT SECURITIES FUND        MARCH 31, 2005

Schedule of Investments        Master Government Securities Trust (in Thousands)

                                        Face          Interest          Maturity
Issue                                  Amount           Rate              Date                 Value
======================================================================================================
U.S. Government Obligations*--23.8%
======================================================================================================
U.S. Treasury Bills                   $50,000           2.65 %          4/28/2005             $ 49,897
                                        5,000           2.70            6/02/2005                4,977
                                        8,800           2.40            6/16/2005                8,750
                                       32,200           2.458-
                                                        2.477           6/23/2005               32,000
                                        9,000           2.997           9/08/2005                8,881
------------------------------------------------------------------------------------------------------
U.S. Treasury Notes                    15,700           1.25            5/31/2005               15,663
                                        5,350           1.125           6/30/2005                5,329
                                        2,500           1.625           9/30/2005                2,482
                                       37,020           5.75           11/15/2005               37,583
                                        8,900           1.875          11/30/2005                8,855
                                       26,650           1.875           1/31/2006               26,329
                                       22,000           1.625           2/28/2006               21,649
                                        1,045           1.50            3/31/2006                1,025
------------------------------------------------------------------------------------------------------
Total U.S. Government Obligations
(Cost--$223,833) ................................................................              223,420
------------------------------------------------------------------------------------------------------

Face
Amount                                  Issue
======================================================================================================
Repurchase Agreements--75.5%
======================================================================================================
$46,000           ABN AMRO Bank N.V., New York Branch,
                  purchased on 3/30/2005 to yield 2.70%
                  to 4/06/2005, repurchase price $46,024,
                  collateralized by U.S. Treasury Bills, 2.43%
                  to 2.86% due 4/21/2005 to 8/04/2005 ...........................               46,000
------------------------------------------------------------------------------------------------------
 46,000           Banc of America Securities LLC, purchased
                  on 3/30/2005 to yield 2.75% to 4/06/2005,
                  repurchase price $46,025, collateralized
                  by GNMA, 5.50% to 7% due 3/15/2018
                  to 3/15/2035 ..................................................               46,000
------------------------------------------------------------------------------------------------------
 46,000           Barclays Capital, Inc., purchased on 3/31/2005
                  to yield 2.62% to 4/01/2005, repurchase
                  price $46,003, collateralized by U.S. Treasury
                  Bills, 2.615% due 5/26/2005 ...................................               46,000
------------------------------------------------------------------------------------------------------
 12,918           Bear Stearns & Co., Inc., purchased on
                  3/31/2005 to yield 2.55% to 4/01/2005,
                  repurchase price $12,919, collateralized  by
                  U.S. Treasury STRIPS+, due 2/15/2007 ..........................               12,918
------------------------------------------------------------------------------------------------------
 47,000           Citigroup Global Markets, Inc., purchased on
                  3/29/2005 to yield 2.73% to 4/05/2005,
                  repurchase price $47,025, collateralized
                  by GNMA, 6.50% due 8/15/2034 ..................................               47,000
------------------------------------------------------------------------------------------------------
 47,000           Countrywide Securities Corp., purchased
                  on 3/29/2005 to yield 2.78% to 4/05/2005,
                  repurchase price $47,025, collateralized by
                  GNMA, 6.50% due 12/15/2034 ....................................               47,000
------------------------------------------------------------------------------------------------------
 47,000           Credit Suisse First Boston LLC, purchased
                  on 3/29/2005 to yield 2.77% to
                  4/05/2005, repurchase price $47,025,
                  collateralized by U.S. Treasury Notes, 3%
                  due 2/15/2008 and U.S. Treasury STRIPS+,
                  due 11/15/2017 to 2/15/2022 ...................................               47,000
------------------------------------------------------------------------------------------------------
 47,000           Deutsche Bank Securities, Inc., purchased on
                  3/29/2005 to yield 2.73% to 4/05/2005,
                  repurchase price $47,025, collateralized
                  by GNMA, 2.75% to 5.90% due 4/15/2027
                  to 6/15/2045 ..................................................               47,000
------------------------------------------------------------------------------------------------------
 44,000           Goldman Sachs & Company, purchased on
                  3/04/2005 to yield 2.61% to 4/01/2005,
                  repurchase price $44,089, collateralized
                  by GNMA, 6.50% due 10/20/2034 .................................               44,000
------------------------------------------------------------------------------------------------------
 46,000           Greenwich Capital Markets, Inc., purchased
                  on 3/30/2005 to yield 2.75% to 4/06/2005,
                  repurchase price $46,025, collateralized by
                  GNMA, 5% to 7.50% due 4/15/2029
                  to 11/15/2044 .................................................               46,000
------------------------------------------------------------------------------------------------------
 46,000           HSBC Securities (USA), Inc., purchased on
                  3/31/2005 to yield 2.65% to 4/01/2005,
                  repurchase price $46,003, collateralized by
                  U.S. Treasury STRIPS+, due 11/15/2015
                  to 11/15/2029 .................................................               46,000
------------------------------------------------------------------------------------------------------
 47,000           J.P. Morgan Securities Inc., purchased on
                  3/28/2005 to yield 2.78% to 4/04/2005,
                  repurchase price $47,025, collateralized
                  by GNMA, 6.05% to 6.50% due
                  2/20/2029 to 11/15/2044 .......................................               47,000
------------------------------------------------------------------------------------------------------
 46,000           Lehman Brothers, Inc., purchased on 3/31/2005
                  to yield 2.75% to 4/07/2005, repurchase price
                  $46,025, collateralized by GNMA, 2.75% to 14%
                  due 11/15/2005 to 3/15/2035 ...................................               46,000
------------------------------------------------------------------------------------------------------


            WCMA GOVERNMENT SECURITIES FUND        MARCH 31, 2005             17

Schedule of Investments (concluded)

                               Master Government Securities Trust (in Thousands)

Face
Amount                                  Issue                                                  Value
======================================================================================================
Repurchase Agreements (continued)
======================================================================================================
$46,000           Merrill Lynch Government Securities,
                  Inc., purchased on 3/31/2005 to
                  yield 2.77% to 4/07/2005, repurchase
                  price $46,025, collateralized by GNMA,
                  3.375% to 16% due 6/15/2005
                  to 6/15/2045 (a) ..............................................             $ 46,000
------------------------------------------------------------------------------------------------------
 47,000           Morgan Stanley & Co., Inc., purchased on
                  3/29/2005 to yield 2.79% to 4/05/2005,
                  repurchase price $47,025, collateralized by
                  U.S. Treasury STRIPS+, due 5/15/2021 ..........................               47,000
------------------------------------------------------------------------------------------------------
 46,000           UBS Securities LLC, purchased on 3/31/2005
                  to yield 2.77% to 4/07/2005, repurchase
                  price $46,025, collateralized by GNMA,
                  5.50% to 7.50% due 12/15/2027
                  to 5/15/2034 ..................................................               46,000
------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost--$706,918) ....................................              706,918
------------------------------------------------------------------------------------------------------
Total Investments (Cost--$930,751**)--99.3% .....................................              930,338

Other Assets Less Liabilities--0.7% .............................................                6,228
                                                                                              --------
Net Assets--100.0% ..............................................................             $936,566
                                                                                              ========

* U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase by the Trust. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.
** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost ..........................................  $      930,751
                                                                 ==============
      Gross unrealized appreciation ...........................  $            3
      Gross unrealized depreciation ...........................            (416)
                                                                 --------------
      Net unrealized depreciation .............................  $         (413)
                                                                 ==============

+Separately Traded Registered Interest and Principal of Securities.

(a) Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                      Net               Interest
      Affiliate                                     Activity             Income
      --------------------------------------------------------------------------
      Merrill Lynch Government Securities, Inc.     $(12,000)             $836
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


18          WCMA GOVERNMENT SECURITIES FUND        MARCH 31, 2005

Statement of Assets and Liabilities           Master Government Securities Trust

As of March 31, 2005
=================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value
                        (identified cost--$884,750,615) ......................                      $ 884,337,843
                       Investments in affiliated securities, at value
                        (identified cost--$46,000,000) .......................                         46,000,000
                       Cash ..................................................                             10,431
                       Receivables:
                          Contributions ......................................    $   5,224,051
                          Interest ...........................................        1,186,081         6,410,132
                                                                                  -------------
                       Prepaid expenses ......................................                              6,192

                                                                                                    -------------
                       Total assets ..........................................                        936,764,598
                                                                                                    -------------
=================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------
                       Payables:
                          Investment adviser .................................          148,761
                          Other affiliates ...................................           10,196           158,957
                                                                                  -------------
                       Accrued expenses ......................................                             39,392
                                                                                                    -------------
                       Total liabilities .....................................                            198,349
                                                                                                    -------------
=================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------
                       Net assets ............................................                      $ 936,566,249
                                                                                                    =============
=================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------
                       Investors' capital ....................................                      $ 936,979,021
                       Unrealized depreciation--net ..........................                           (412,772)
                                                                                                    -------------
                       Net Assets ............................................                      $ 936,566,249
                                                                                                    =============

      See Notes to Financial Statements.


            WCMA GOVERNMENT SECURITIES FUND        MARCH 31, 2005             19

Statement of Operations                       Master Government Securities Trust

For the Year Ended March 31, 2005
=================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------
                       Interest (includes $835,675 from affiliates) and
                        amortization of premium and discount earned ..........                      $  17,071,013
=================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------
                       Investment advisory fees ..............................    $   2,165,461
                       Accounting services ...................................          240,680
                       Custodian fees ........................................           58,974
                       Professional fees .....................................           45,532
                       Trustees' fees and expenses ...........................           39,622
                       Pricing fees ..........................................            4,020
                       Printing and shareholder reports ......................            2,070
                       Other .................................................           21,020
                                                                                  -------------
                       Total expenses ........................................                          2,577,379
                                                                                                    -------------
                       Investment income--net ................................                         14,493,634
                                                                                                    -------------
=================================================================================================================
Realized & Unrealized Gain (Loss)--Net
-----------------------------------------------------------------------------------------------------------------
                       Realized gain on investments--net .....................                              1,170
                       Change in unrealized appreciation/depreciation on
                        investments--net .....................................                         (1,036,662)
                                                                                                    -------------
                       Total realized and unrealized loss--net ...............                         (1,035,492)
                                                                                                    -------------
                       Net Increase in Net Assets Resulting from Operations ..                      $  13,458,142
                                                                                                    =============

      See Notes to Financial Statements.


20          WCMA GOVERNMENT SECURITIES FUND        MARCH 31, 2005

Statements of Changes in Net Assets           Master Government Securities Trust

                                                                                       For the Year Ended
                                                                                            March 31,
                                                                               -----------------------------------
Increase (Decrease) in Net Assets:                                                  2005                2004
==================================================================================================================
Operations
------------------------------------------------------------------------------------------------------------------
                       Investment income--net .............................    $    14,493,634     $    12,937,728
                       Realized gain--net .................................              1,170              75,879
                       Change in unrealized appreciation/depreciation--net          (1,036,662)           (459,784)

                                                                               -----------------------------------
                       Net increase in net assets resulting from operations         13,458,142          12,553,823
                                                                               -----------------------------------
==================================================================================================================
Capital Transactions
------------------------------------------------------------------------------------------------------------------
                       Proceeds from contributions ........................      4,985,746,126       5,445,099,631
                       Fair value of withdrawals ..........................     (5,256,876,237)     (5,848,609,190)
                                                                               -----------------------------------
                       Net decrease in net assets derived from capital
                        transactions ......................................       (271,130,111)       (403,509,559)
                                                                               -----------------------------------
==================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------
                       Total decrease in net assets .......................       (257,671,969)       (390,955,736)
                       Beginning of year ..................................      1,194,238,218       1,585,193,954
                                                                               -----------------------------------
                       End of year ........................................    $   936,566,249     $ 1,194,238,218
                                                                               ===================================

      See Notes to Financial Statements.


            WCMA GOVERNMENT SECURITIES FUND        MARCH 31, 2005             21

Financial Highlights                          Master Government Securities Trust

                                                                                For the Year Ended         For the Period
                                                                                     March 31,           February 13, 2003+
The following ratios have been derived from                                ----------------------------     to March 31,
information provided in the financial statements.                             2005              2004            2003
===========================================================================================================================
Total Investment Return
---------------------------------------------------------------------------------------------------------------------------
                       Total investment return .........................         1.44%              .94%                .75%*
                                                                           ================================================
===========================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------------
                       Expenses ........................................          .25%              .22%                .26%*
                                                                           ================================================
                       Investment income and realized gain--net ........         1.39%              .94%               1.08%*
                                                                           ================================================
===========================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ........   $  936,566        $1,194,238          $1,585,194
                                                                           ================================================

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


22          WCMA GOVERNMENT SECURITIES FUND        MARCH 31, 2005

Notes to Financial Statements                 Master Government Securities Trust

1. Significant Accounting Policies:

Master Government Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from the estimates. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Repurchase agreements -- The Trust may invest in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks-to-market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Trust may be delayed or limited.

(c) Income taxes -- The Trust is classified as a partnership for federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets, at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; .175% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

For the year ended March 31, 2005, the Trust reimbursed FAM $22,323 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.


            WCMA GOVERNMENT SECURITIES FUND        MARCH 31, 2005             23

Report of Independent Registered Public Accounting Firm

                                              Master Government Securities Trust

To the Investors and Board of Trustees of Master Government Securities Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Government Securities Trust as of March 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Government Securities Trust as of March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the respective periods then ended, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
May 20, 2005


24          WCMA GOVERNMENT SECURITIES FUND        MARCH 31, 2005

Officers and Trustees

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                           Position(s)  Length of                                                      Fund Complex    Directorships
                           Held with    Time                                                           Overseen by     Held by
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Robert C.   P.O. Box 9011  President    2005 to  President of MLIM/FAM-advised funds since 2005;       124 Funds       None
Doll, Jr.*  Princeton, NJ  and          present  President of MLIMand FAM since 2001; Co-Head          163 Portfolios
            08543-9011     Trustee               (Americas Region) thereof from 2000 to 2001 and
            Age: 50                              Senior Vice President from 1999 to 2001; President
                                                 and Director of Princeton Services, Inc. ("Princeton
                                                 Services") since 2001; President of Princeton
                                                 Administrators, L.P. ("Princeton Administrators") since
                                                 2001; Chief Investment Officer of Oppenheimer
                                                 Funds, Inc. in 1999 and Executive Vice President
                                                 thereof from 1991 to 1999.
            ------------------------------------------------------------------------------------------------------------------------
            * Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or
              FAM acts as investment adviser. Mr. Doll is an "interested person," as defined in the Investment Company Act, of the
              Fund based on his current positions with MLIM, FAM, Princeton Services and Princeton Administrators, L.P. Trustees
              serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund/Trust
              President, Mr. Doll serves at the pleasure of the Board of Trustees.

====================================================================================================================================
Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Ronald W.   P.O. Box 9095  Trustee      2003 to  Professor Emeritus of Finance, School of Business,    48 Funds        None
Forbes      Princeton, NJ               present  State University of New York at Albany since 2000     48 Portfolios
            08543-9095                           and Professor thereof from 1989 to 2000; Consultant,
            Age: 64                              Urban Institute from 1995 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia A.  P.O. Box 9095  Trustee      2003 to  Professor, Harvard Business School since 1989;        48 Funds        Newell
Montgomery  Princeton, NJ               present  Associate Professor, J.L. Kellogg Graduate School of  48 Portfolios   Rubbermaid,
            08543-9095                           Management, Northwestern University from 1985                         Inc. (manu-
            Age: 52                              to 1989; Associate Professor, Graduate School of                      facturing)
                                                 Business Administration, University of Michigan
                                                 from 1979 to 1985; Director, Harvard Business
                                                 School of Publishing since 2005.
------------------------------------------------------------------------------------------------------------------------------------
Jean Margo  P.O. Box 9095  Trustee      2004 to  Self-employed consultant since 2001; Counsel of       48 Funds        None
Reid        Princeton, NJ               present  Alliance Capital Management (investment adviser)      48 Portfolios
            08543-9095                           in 2000; General Counsel, Director and Secretary of
            Age: 59                              Sanford C. Bernstein & Co., Inc. (investment adviser/
                                                 broker-dealer) from 1997 to 2000; Secretary, Sanford
                                                 C. Bernstein Fund, Inc. from 1994 to 2000; Director
                                                 and Secretary of SCB, Inc. since 1998; Director
                                                 and Secretary of SCB Partners, Inc. since 2000;
                                                 Director of Covenant House from 2001 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
Roscoe S.   P.O. Box 9095  Trustee      2003 to  President, Middle East Institute from 1995 to         48 Funds        None
Suddarth    Princeton, NJ               present  2001; Foreign Service Officer, United States          48 Portfolios
            08543-9095                           Foreign Service from 1961 to 1995; Career
            Age: 69                              Minister, from 1989 to 1995; Deputy Inspector
                                                 General, U.S. Department of State from 1991
                                                 to 1994; U.S. Ambassador to the Hashemite
                                                 Kingdom of Jordan from 1987 to 1990.
------------------------------------------------------------------------------------------------------------------------------------


            WCMA GOVERNMENT SECURITIES FUND        MARCH 31, 2005             25

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                           Position(s)  Length of                                                      Fund Complex    Directorships
                           Held with    Time                                                           Overseen by     Held by
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Independent Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Richard R.  P.O. Box 9095  Trustee      1997 to  Professor of Finance from 1984 to 1995, Dean from     48 Funds        Bowne &
West        Princeton, NJ               present  1984 to 1993 and since 1995 Dean Emeritus of          48 Portfolios   Co., Inc.
            08543-9095                           New York University Leonard N. Stern School of                        (financial
            Age: 67                              Business Administration.                                              printers);
                                                                                                                       Vornado
                                                                                                                       Realty Trust
                                                                                                                       (real estate
                                                                                                                       company);
                                                                                                                       Alexander's,
                                                                                                                       Inc. (real
                                                                                                                       estate
                                                                                                                       company)
------------------------------------------------------------------------------------------------------------------------------------
Edward D.   P.O. Box 9095  Trustee      2003 to  Self-employed financial consultant since 1994;        48 Funds        None
Zinbarg     Princeton, NJ               present  Executive Vice President of The Prudential            48 Portfolios
            08543-9095                           Insurance Company of America from 1988 to
            Age: 70                              1994; former Director of Prudential Reinsurance
                                                 Company and former Trustee of The Prudential
                                                 Foundation.
            ------------------------------------------------------------------------------------------------------------------------
            * Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
------------------------------------------------------------------------------------------------------------------------------------


26          WCMA GOVERNMENT SECURITIES FUND        MARCH 31, 2005

Officers and Trustees (concluded)

                           Position(s)  Length of
                           Held with    Time
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         2002 to  First Vice President of MLIM and FAM since 1997 and Treasurer thereof since 1999;
Burke       Princeton, NJ  President    present  Senior Vice President and Treasurer of Princeton Services since 1999 and Director
            08543-9011     and                   since 2004; Vice President of FAMD since 1999; Vice President of MLIMand FAM from
            Age: 44        Treasurer             1990 to 1997; Director of Taxation of MLIM from 1990 to 2001; Vice President,
                                                 Treasurer and Secretary of the IQ Funds since 2004.
------------------------------------------------------------------------------------------------------------------------------------
John Ng     P.O. Box 9011  Vice         2002 to  Director of MLIM since 2000; Vice President of MLIM from 1984 to 2000.
            Princeton, NJ  President    present
            08543-9011
            Age: 51
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O. Box 9011  Chief        2004 to  Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice President and
Hiller      Princeton, NJ  Compliance   present  Chief Compliance Officer of MLIM (Americas Region) since 2004; Chief Compliance
            08543-9011     Officer               Officer of the IQ Funds since 2004; Global Director of Compliance at Morgan Stanley
            Age: 53                              Investment Management from 2002 to 2004; Managing Director and Global Director of
                                                 Compliance at Citigroup Asset Management from 2000 to 2002; Chief Compliance
                                                 Management in 2000; Chief Compliance Officer at Prudential Financial from 1995 to
                                                 2000; Senior Counsel in the Commission's Division of Enforcement from 1990 to 1995.
------------------------------------------------------------------------------------------------------------------------------------
Alice A.    P.O. Box 9011  Secretary    2004 to  Director (Legal Advisory) of MLIM since 2002; Vice President of MLIM from 1999 to
Pellegrino  Princeton, NJ               present  2002; Attorney associated with MLIM since 1997; Secretary of MLIM, FAM, FAMD and
            08543-9011                           Princeton Services since 2004.
            Age: 45
            ------------------------------------------------------------------------------------------------------------------------
            * Officers of the Fund/Trust serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
            Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-MER-FUND.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*

*     For inquiries regarding your WCMA account, call 800-262-4636.

--------------------------------------------------------------------------------
Effective January 1, 2005, Terry K. Glenn, President and Trustee and Kevin A. Ryan, Trustee of WCMA Government Securities Fund and Master Government Securities Trust retired. The Fund's/Trust's Board of Trustees wishes Messrs. Glenn and Ryan well in their retirements.

Effective January 1, 2005, Robert C. Doll, Jr. became President and Trustee of the Fund and the Trust.
--------------------------------------------------------------------------------


            WCMA GOVERNMENT SECURITIES FUND        MARCH 31, 2005             27

[LOGO] Merrill Lynch Investment Managers

www.mlim.ml.com

--------------------------------------------------------------------------------

Mercury Advisors

A Division of Merrill Lynch Investment Managers

www.mercury.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

WCMA Government Securities Fund
Box 9011
Princeton, NJ
08543-9011

                                                                 #WCMAGS -- 3/05

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Ronald W. Forbes, (2) Richard R. West, and (3) Edward D. Zinbarg.

Item 4 - Principal Accountant Fees and Services

         WCMA Government Securities Fund

         (a) Audit Fees -         Fiscal Year Ending March 31, 2005 - $6,500
                                  Fiscal Year Ending March 31, 2004 - $6,200

         (b) Audit-Related Fees - Fiscal Year Ending March 31, 2005 - $0
                                  Fiscal Year Ending March 31, 2004 - $0

         (c) Tax Fees -           Fiscal Year Ending March 31, 2005 - $6,300
                                  Fiscal Year Ending March 31, 2004 - $5,800

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending March 31, 2005 - $0
                                  Fiscal Year Ending March 31, 2004 - $0

         Master Government Securities Trust

         (a) Audit Fees -         Fiscal Year Ending March 31, 2005 - $28,000
                                  Fiscal Year Ending March 31, 2004 - $27,000

         (b) Audit-Related Fees - Fiscal Year Ending March 31, 2005 - $0
                                  Fiscal Year Ending March 31, 2004 - $0

         (c) Tax Fees -           Fiscal Year Ending March 31, 2005 - $8,700
                                  Fiscal Year Ending March 31, 2004 - $8,000

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending March 31, 2005 - $0
                                  Fiscal Year Ending March 31, 2004 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending March 31, 2005 - $10,018,400
             Fiscal Year Ending March 31, 2004 - $16,708,160

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $945,000, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WCMA Government Securities Fund and Master Government Securities Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    WCMA Government Securities Fund and Master Government Securities Trust

Date: May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    WCMA Government Securities Fund and Master Government Securities Trust

Date: May 23, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke,
    Chief Financial Officer of
    WCMA Government Securities Fund and Master Government Securities Trust

Date: May 23, 2005